STATEMENTS OF CONSOLIDATED OPERATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues and other income
Revenues	€ 30,058	€ 0	€ 10
Other income	6,150	4,776	2,637
Total revenues and other income	36,207	4,776	2,647
Research and development expenses	(38,396)	(32,636)	(30,378)
Selling, general and administrative expenses	(22,049)	(17,857)	(19,434)
Other operating income and expenses	(2,542)	(985)	(5,414)
Total operating expenses	(62,986)	(51,478)	(55,226)
Operating income (loss)	(26,779)	(46,702)	(52,579)
Financial income	2,002	3,533	6,360
Financial expenses	(14,803)	(13,863)	(780)
Net financial income (loss)	(12,801)	(10,329)	5,580
Income tax	(120)	(10)	(5)
Net loss for the period	€ (39,700)	€ (57,041)	€ (47,003)
Basic loss per share (in euro per share)	€ (1.08)	€ (1.64)	€ (1.35)
Diluted loss per share (in euro per share)	€ (1.08)	€ (1.64)	€ (1.35)